                        MERRILL LYNCH RETIREMENT PLUS(SM)

                                    Issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
             Merrill Lynch Life Variable Annuity Separate Account A
             Merrill Lynch Life Variable Annuity Separate Account B

                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML of New York Variable Annuity Separate Account A
               ML of New York Variable Annuity Separate Account B

                         Supplement Dated April 12, 2000
                                     To The
                         Prospectuses Dated May 1, 1999

SPECIAL TRANSFER -- REQUEST FOR INSTRUCTIONS. On May 1, 2000, the 1999 Select Ten Trust will be terminated and the 2000 Select Ten Trust will be created. If you have account value in the subaccount investing in the 1999 Select Ten Trust, you must give us instructions BY APRIL 28, 2000 about how to invest your account value currently in the 1999 Select Ten Trust.

Your choices are:

- You may give us instructions to rollover your account value in the 1999 Select Ten Trust when it terminates to the 2000 Select Ten Trust; or

- You may give us instructions to transfer your account value in the 1999 Select Ten Trust to any of the other investment options currently available under the Contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on April 28, 2000.

IF YOU DO NOT PICK EITHER OF THESE CHOICES, YOU ARE INSTRUCTING US TO TRANSFER ANY OF YOUR ACCOUNT VALUE IN THE 1999 SELECT TEN TRUST TO THE DOMESTIC MONEY MARKET FUND ON APRIL 28, 2000.

REGULAR TRANSFER PRIVILEGES. Please refer to "Transfers" in your May 1999 prospectus for a description of your regular transfer privileges under the Contract, which are also available.

                              *     *     *

Please retain this supplement with your Prospectus for your reference. If you have any questions, please contact your Financial Consultant or the Service Center at 1-800-535-5549.